Segment Reporting, Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Business segments information

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenue:
Vycor Medical	$138,239	$82,239	$460,020	$182,081
NovaVision	127,147	60,092	237,967	105,372
Total Revenue	$265,386	$142,331	$697,987	$287,453
Gross Profit:
Vycor Medical	$118,206	$60,890	$378,795	$153,615
NovaVision	106,932	46,249	199,523	76,273
Total Gross Profit	$225,138	$107,139	$578,318	$229,888

	June 30, 2012	December 31, 2011
Total Assets:
Vycor Medical	$1,023,111	$2,068,084
NovaVision	1,702,135	1,503,556
Total Assets	$2,725,246	$3,571,640

	December 31,
	2011	2010 (restated)
Revenue:
Vycor Medical	$548,463	$307,582
NovaVision	422,904	8,868
Total Revenue	$971,367	$316,450
Gross Profit:
Vycor Medical	439,422	259,975
NovaVision	355,687	7,738
Total Gross Profit	$795,109	$267,713
Total Assets:
Vycor Medical	2,068,084	1,085,680
NovaVision	1,503,556	1,068,014
Total Assets	$3,571,640	$2,153,694

Summmary of geographic information

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenue:
United States	$205,602	$105,193	$567,850	$209,202
Europe	59,784	37,138	130,137	78,251
Total Revenue	$265,386	$142,331	$697,987	$287,453

	Three Months Ended June 30,		Six Months Ended June 30,,
	2012	2011	2012	2011
Gross Profit:
United States	$172,994	$79,766	$463,764	$173,658
Europe	52,144	27,373	114,554	56,230
Total Gross Profit	$225,138	$107,139	$578,318	$229,888

	June 30, 2012	December 31, 2011
Total Assets:
United States	$2,636,109	$3,470,993
Europe	89,137	100,647
Total Assets	$2,725,246	$3,571,640

	December 31,
	2011	2010 (restated)

Revenue:
United States	$740,967	$307,582
Germany	230,400	8,868
Total Revenue	$971,367	$316,450
Gross Profit:
United States	607,702	259,975
Germany	187,407	7,738
Total Gross Profit	$795,109	$267,713
Total Assets:

	December 31,
	2011	2010 (restated)
United States	3,470,993	2,084,029
Germany	100,647	69,665
Total Assets	$3,571,640	$2,153,694